Revenue - Summary of Revenue (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Revenue [line items]
Total Revenue	€ 21,915	€ 2,510	€ 1,905
Up-front payment amortization [member]
Revenue [line items]
Total Revenue	14,933	14	151
Collaboration income [member]
Revenue [line items]
Total Revenue	5,787	1,109	1,092
Revenue from contracts with customers [member]
Revenue [line items]
Total Revenue	20,720	1,123	1,243
Income from grants on research projects [member]
Revenue [line items]
Total Revenue	€ 1,195	€ 1,387	€ 662